Loss on Sale of Swedish Subsidiary (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2020
Disclosure of subsidiaries [line items]
Loan payable	$ 21,533,584	$ 15,692,339	$ 2,713,073
Boden Technologies AB [Member]
Disclosure of subsidiaries [line items]
Loan payable	$ 18,361,495	$ 15,692,339	$ 0
Amortization term of loan payable	15 years
Description of interest rate for loan payable	Interest is set at the Swedish Government Borrowing Rate +1%